Significant Events in the Reporting Period (Details) - USD ($)			1 Months Ended			3 Months Ended	6 Months Ended
	Apr. 04, 2022	Mar. 06, 2022	Mar. 31, 2022	Feb. 14, 2022	Jan. 31, 2022	Mar. 31, 2022	Jun. 30, 2022
Significant Events in the Reporting Period (Details) [Line Items]
Aggregate amount					$ 1,000,000
Converted to ordinary shares (in Shares)	2,707,672						2,707,672
Warrants to purchase ordinary shares (in Shares)	242,131
Exercise price, per share (in Dollars per share)	$ 4.13
Exprire term	five
Exercisable						$ 2,000,000	$ 2,286,000
Price per share		$ 195
Closing of initial public offering							$ 15,600,000
Description of IPO							On April 4, 2022, the Company completed its IPO, in which the Company issued 3,787,241 units. Each unit includes one ordinary share and one warrant to purchase one ordinary share at an exercise price of $4.13. The warrants are exercisable at any time up to five years after the IPO.
Net proceeds							$ 15,641,000
Deducting underwriting discounts and commissions and offering expenses	$ 13,587,000						$ 13,587,000
Percentage of number of ordinary shares and warrants							15.00%
Warrants to purchase ordinary shares	$ 568,086
Description of railway agreement							1)According to the cooperation agreement between the Company and Israel Railways from August 2016 which was further amended on January 19, 2020, and on July 1, 2021 (the “Railway Agreement”), upon the completion of the IPO, Israeli Railways was entitled to a consideration of 1.5% of the actual IPO proceeds, which was approximately $213. 2)In addition, as part of the Railway Agreement and in consideration for services provided to the Company by Israel Railways, during August 2016 to April 2019 the Company granted Israel Railways options to purchase 195,448 of the Company’s ordinary shares at their par value. According to an amendment to the Railway Agreement dated July 1, 2021, the options will expire at the earlier of the following: (1) the passing of five business days following Israel Railways’ receipt of Government Approval; or (2) June 30, 2022. On June 30, 2022, an additional amendment was signed between the parties according to which the exercise period of the option was extended until December 31, 2022.
Description of agreements with executive officers							1)With the completion of the IPO, the Company paid a one-time IPO bonus to its CEO in the amount of NIS 312,000 (approximately $97) and granted its CEO on May 11, 2022, options to purchase 156,081 ordinary shares, with an exercise price of $1.85 per share (equal to the average closing share price on the Nasdaq over the first 30 calendar days following the IPO on April 4, 2022). Such options will vest one-third following 12 months from the grant date of such options, and the balance on quarterly basis during the following 24 months. 2)With the completion of the IPO, the Company paid a one-time IPO bonus to its CFO in the amount of NIS 270,000 (approximately $84) and granted its CFO on May 11, 2022, options to purchase 124,865 ordinary shares, with an exercise price of $1.85 per share (equal to the average closing share price on the Nasdaq over the first 30 calendar days following the IPO on April 4, 2022). Such options will vest one-third following 12 months from the grant date of such options, and the balance on quarterly basis during the following 24 months. 3)With the completion of the IPO, the Company paid its Chairman of the Board a one-time IPO bonus in the amount of $50 (plus VAT) and granted on May 11, 2022, additional options to purchase 266,216 ordinary shares, with an exercise price of $1.85 per share (equal to the average closing share price on the Nasdaq over the first 30 calendar days following the IPO on April 4, 2022). Such options will vest one-half following 12 months from the grant date of such options, and the balance on quarterly basis during the following 24 months. 4)On May 11, 2022, and June 6, 2022, the Company granted to four of its directors’ options to purchase 119,796 ordinary shares and 39,932 ordinary shares, respectively, with an exercise price of $1.85 per share (equal to the average closing share price on the Nasdaq over the first 30 calendar days following the IPO on April 4, 2022). Such options will vest one-third following 12 months from the grant date of such options, second one-third following 24 months from the grant date and the balance following 36 months.
IPO [Member]
Significant Events in the Reporting Period (Details) [Line Items]
Converted to ordinary shares (in Shares)	242,131
Preferred A Shares [Member]
Significant Events in the Reporting Period (Details) [Line Items]
Total additional (in Shares)		10,256
Total shares (in Dollars per share)	$ 61,538
Issuance of shares (in Shares)							10,256
Preferred A Shares [Member] | IPO [Member]
Significant Events in the Reporting Period (Details) [Line Items]
Total shares (in Dollars per share)							$ 61,538
Knorr-Bremse [Member]
Significant Events in the Reporting Period (Details) [Line Items]
Additional amount				$ 5,000,000
Exercised first installment		$ 2,000,000
POC [Member]
Significant Events in the Reporting Period (Details) [Line Items]
Total amount			$ 219,000